Legal Proceedings, Commitments and Contingencies - Schedule of Contractual Obligations and Future Cash Payments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Operating Leases - 2017	$ 241
Operating Leases - 2018	246
Operating Leases - 2019	251
Operating Leases - 2020	236
Operating Leases -2021 and thereafter	0
Total	974
2017	3,233
2018	596
2019	601
2020	7,586
2021 and thereafter	8,815
Total	20,831
Non-Cancelable Employment Agreements [Member]
Loss Contingencies [Line Items]
2017	1,601
2018	0
2019	0
2020	0
2021 and thereafter	0
Total	1,601
Subtotal [Member]
Loss Contingencies [Line Items]
2017	1,842
2018	246
2019	251
2020	236
2021 and thereafter	0
Total	2,575
Cancelable License Agreements [Member]
Loss Contingencies [Line Items]
2017	1,391
2018	350
2019	350
2020	7,350
2021 and thereafter	8,815
Total	$ 18,256